6 Financial investments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Current assets		R$ 1,687,504	R$ 2,357,613
Non-current assets		9,708	9,998
Total		1,697,212	2,367,611
Amortized Cost [Member] | Time Deposit Investments [Member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		38,759	49,630
Fair Value Through Profit or Loss [Member] | LFT's And LF's [Member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total	[1]	1,588,426	2,247,272
Fair Value Through Profit or Loss [Member] | Restricted Funds Investments [Member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total	[2]	9,708	9,998
Fair Value Through Profit or Loss [Member] | Other [Member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Total		R$ 60,319	R$ 60,711

[1]	These refer to Brazilian floating-rate government bonds ("LFTs") issued by the Brazilian federal government and floating-rate bonds ("LFs") issued by financial institutions. These bonds have original maturity above three months, immediate liquidity in the secondary market and Management expects their realization in the short term.
[2]	Restricted funds represent bank deposits with yields of approximately 100% of the Interbank Deposit Rate ("CDI"), and their use is related to the fulfillment of the contractual obligations of the debentures.